Other assets - additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Regulatory Asset [Line Items]
Restricted cash	$ 39,478	$ 19,897
Empire District Bondco
Regulatory Asset [Line Items]
Restricted cash	$ 31,136	$ 0